Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024

Accounts receivable – third parties	$3,383,777	$3,046,298
Total accounts receivable, gross	3,383,777	3,046,298
Less: allowance for credit loss	(2,082,442)	(1,731,517)
Accounts receivable, net	$1,301,335	$1,314,781

Schedule of Changes of Allowance for Credit Loss for Accounts Receivable

Changes of allowance for credit loss for accounts receivable for the fiscal years ended March 31, 2025 and 2024 are as follows:

	For the years ended March 31,
	2025	2024

Beginning balance	$1,731,517	$1,522,739
Provision of allowance for expected credit loss	263,972	285,264
Exchange rate difference	86,953	(76,486)
Ending balance	$2,082,442	$1,731,517